Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2013
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001177017
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 09, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jul. 09, 2014
Prospectus Date	rr_ProspectusDate	Jun. 23, 2014